RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 3 – RELATED PARTY TRANSACTIONS

Due to related parties

During the years ended December 31, 2025, and 2024, the Company received total loan proceeds of approximately $71,000 and $644,000, respectively, from Mr. Heng Fei Yang, the Company’s CEO. The Company repaid $282,000 in 2025 and $0 in 2024, to Mr. Heng Fei Yang. These loans are unsecured, interest-free, and repayable on demand. As of December 31, 2025, and 2024, the outstanding loan balance was $537,724 and $734,095, respectively.

Advances from customers - related parties

On April 18, 2023, the Company entered into a sales agreement with Suzhou Aixi Health Technology Co., Ltd. (“Aixi”) for the sale of 100 graphene-based sauna rooms, with a total contract value of approximately $253,000. During the years ended December 31, 2025 and 2024, the Company recognized sales to Aixi of $11,700 and $587,144, respectively. As of December 31, 2025 and 2024, there were no advances from customers – related parties associated with Aixi.

Similarly, on June 20, 2023, the Company entered into a sales agreement with Shanghai Shengji Trade Co., Ltd. (“Shengji”) for the sale of 100 graphene-based sauna rooms, with a total contract value of approximately $253,000. Revenue related to this agreement was recognized upon delivery of the products in 2025 and 2024. During the years ended December 31, 2025 and 2024, the Company recognized sales to Shengji of $145,806 and $56,291, respectively.

Shengji was previously identified as a related party because 90% of its equity interests were held by an employee who also served as an officer of the Company. However, this employee resigned from the Company in June 2023. Accordingly, Shengji was no longer considered a related party of the Company during 2025. As of December 31, 2025 and 2024, there were no advances from customers – related parties associated with Shengji.